Fair Value Measurements (Details) - USD ($)	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Aug. 30, 2020
AJAX I [Member]
Fair Value Measurements (Details) [Line Items]
Initial measurement total	$ 66,000,000.0
Fair value of private placement warrants (in Dollars per share)	$ 4.24	$ 2.54
AJAX I [Member] | Private Placement Warrant [Member]
Fair Value Measurements (Details) [Line Items]
Warrants determined amount	$ 4.24		$ 1.53
Warrants aggregate values	89,600,000		32,300,000
AJAX I [Member] | Public Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Warrants determined amount	3.28
Warrants aggregate values	$ 66,000,000.0		23,100,000
Private Placement Warrant [Member] | Public Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Warrants determined amount			$ 1.15